Consolidated Statements of Changes in Shareholders’ Equity - USD ($) $ in Thousands		Ordinary shares		Additional Paid-in Capital	Accumulated Losses	Accumulated Other Comprehensive Losses	Total
Balance at Mar. 31, 2021		$ 1		$ 3,265	$ (1,798)	$ (4)	$ 1,464
Balance (in Shares) at Mar. 31, 2021	[1]	8,081,300
Shareholders’ contribution			[2]	1,520			1,520
Shareholders’ contribution (in Shares)	[1]	3,918,700
Foreign currency translation adjustment						(5)	(5)
Foreign currency translation adjustment (in Shares)	[1]
Net Income (loss)					(979)		(979)
Balance at Mar. 31, 2022		$ 1		4,785	(2,777)	(9)	2,000
Balance (in Shares) at Mar. 31, 2022	[1]	12,000,000
Foreign currency translation adjustment						(8)	(8)
Foreign currency translation adjustment (in Shares)	[1]
Net Income (loss)					1,349		1,349
Balance at Mar. 31, 2023		$ 1		4,785	(1,428)	(17)	3,341
Balance (in Shares) at Mar. 31, 2023	[1]	12,000,000
Issuance of ordinary shares through public offering, net			[2]	6,313			6,313
Issuance of ordinary shares through public offering, net (in Shares)	[1]	2,000,000
Share based compensations			[2]	3,810			3,810
Share based compensations (in Shares)	[1]	1,500,000
Foreign currency translation adjustment						16	16
Foreign currency translation adjustment (in Shares)	[1]
Net Income (loss)					(4,556)		(4,556)
Balance at Mar. 31, 2024		$ 1		$ 14,908	$ (5,984)	$ (1)	$ 8,924
Balance (in Shares) at Mar. 31, 2024	[1]	15,500,000

[1]	Retrospectively restated for effect of share reorganization (see Note 1)
[2]	Less than US$1,000